Property, plant and equipment (Tables)	12 Months Ended
Jul. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment
Assets are depreciated to their estimated residual value using the straight-line method over their estimated useful lives as follows:

Freehold buildings	20 - 50 years
Leasehold improvements	over the period of the lease
Plant and machinery	7 - 10 years
Computer hardware	3 - 5 years
Fixtures and fittings	5 - 7 years
Motor vehicles	4 years

	Land and buildings
	Freehold	Finance leases	Leasehold improvements	Plant and machinery	Other equipment	Total
	$m	$m	$m	$m	$m	$m
Cost
At July 31, 2019	1,184	1	498	679	219	2,581
Adjustments on adoption of IFRS 16	—	(1)	—	(2)	(13)	(16)
On August 1, 2019	1,184	—	498	677	206	2,565
Exchange rate adjustment	5	—	5	8	4	22
Acquisitions	15	—	—	4	—	19
Additions	127	—	11	70	6	214
Disposals and transfers	2	—	(17)	(40)	(26)	(81)
Reclassification as held for sale	(30)	—	—	(1)	—	(31)
At July 31, 2020	1,303	—	497	718	190	2,708
Exchange rate adjustment	3	—	3	4	2	12
Acquisitions	8	—	1	1	1	11
Additions	79	—	23	63	9	174
Disposals and transfers	(4)	—	(27)	(26)	(19)	(76)
Reclassification as held for sale	(70)	—	(74)	(119)	(40)	(303)
At July 31, 2021	1,319	—	423	641	143	2,526

Accumulated depreciation and impairment losses
At July 31, 2019	278	—	338	475	141	1,232
Adjustments on adoption of IFRS 16	—	—	—	(1)	(9)	(10)
On August 1, 2019	278	—	338	474	132	1,222
Exchange rate adjustment	1	—	3	6	3	13
Depreciation charge for the year	36	—	34	62	22	154
Impairment charge for the year	1	—	2	2	—	5
Disposals	—	—	(13)	(36)	(19)	(68)
Reclassification as held for sale	(7)	—	—	—	—	(7)
At July 31, 2020	309	—	364	508	138	1,319
Exchange rate adjustment	1	—	2	2	1	6
Depreciation charge for the year	36	—	30	56	14	136
Disposals and transfers	(1)	—	(21)	(31)	(6)	(59)
Reclassification as held for sale	(18)	—	(45)	(88)	(30)	(181)
At July 31, 2021	327	—	330	447	117	1,221
Net book value at July 31, 2021	992	—	93	194	26	1,305
Net book value at July 31, 2020	994	—	133	210	52	1,389